OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
June 30, 2021
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Structured Finance - Debt Investments
Allegro CLO II-S, Ltd.
CLO secured notes - Class E(3)(6), 8.01% (LIBOR + 7.82%, due October 21, 2028)	06/24/2020	$ 4,430,000	$ 3,485,348	$ 4,031,300

BlueMountain CLO 2018-1 Ltd.
CLO secured notes - Class F(3)(6), 8.40% (LIBOR + 8.21%, due July 30, 2030)	11/18/2019	8,500,000	6,048,984	7,480,000

Cathedral Lake II, Ltd.
CLO secured notes - Class E1R(3)(6), 7.43% (LIBOR + 7.25%, due July 16, 2029)	11/19/2019	1,500,000	1,289,098	1,431,600

Longfellow Place CLO, Ltd.
CLO secured notes - Class FRR(3)(6), 8.68% (LIBOR + 8.50%, due April 15, 2029)	03/26/2019	4,137,500	2,923,448	2,836,256

Mountain Hawk II CLO, Ltd.
CLO secured notes - Class E(3)(6), 4.99% (LIBOR + 4.80%, due July 22, 2024)	03/08/2017	2,609,964	2,269,041	261

Man GLG US CLO 2018-2 Ltd.
CLO secured notes - Class ER(3)(6), 8.43% (LIBOR + 8.25%, due October 15, 2028)	02/18/2021	1,475,000	1,329,391	1,332,073

Midocean Credit CLO VI
CLO secured notes - Class F(3)(6)(9), 8.20% (LIBOR + 8.01%, due April 20, 2033)	03/12/2021	4,000,000	3,213,142	3,644,400

OZLM XIII, Ltd.
CLO secured notes - Class E(3)(6), 6.69% (LIBOR + 6.50%, due July 30, 2027)	09/26/2019	2,000,000	1,594,163	1,729,400

Venture XX CLO, Limited
CLO secured notes - Class F(3)(6), 6.48% (LIBOR + 6.30%, due April 15, 2027)	03/03/2021	6,450,000	5,358,736	5,742,435
Total Structured Finance - Debt Investments			$ 27,511,351	$ 28,227,725	3.96%
Total Collateralized Loan Obligation - Debt Investments			$ 27,511,351	$ 28,227,725	3.96%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments
Allegro CLO II-S, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.18%, maturity October 21, 2028)	02/06/2020	$ 20,800,000	$ 7,148,713	$ 6,240,000

ALM XVII, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 33.96%, maturity January 15, 2028)	03/04/2019	6,500,000	19,377	91,000

Anchorage Capital CLO 1-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 31.36%, maturity April 13, 2031)	08/13/2020	10,000,000	5,998,488	7,029,874

Anchorage Capital CLO 4-R, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 14.72%, maturity January 28, 2031)	05/20/2019	8,625,000	6,238,074	6,382,500

Anchorage Capital CLO 5-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.18%, maturity January 15, 2030)	07/16/2019	27,316,000	18,426,901	19,521,166

Anchorage Capital CLO 7, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 32.53%, maturity January 28, 2031)	06/02/2020	12,750,000	5,901,837	7,777,500

Anchorage Capital CLO 13, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.61%, maturity April 15, 2034)	08/24/2020	10,000,000	6,004,133	7,844,171

Anchorage Capital CLO 17, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 18.50%, maturity July 15, 2034)	06/04/2021	31,610,000	26,456,461	26,099,207

Apex Credit CLO 2015-II, Ltd. (fka: JFIN CLO 2015-II Ltd.)
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 17, 2026)	11/22/2016	5,750,000	3,979,818	2,686,464

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2021
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Apex Credit CLO 2018 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.89%, maturity April 25, 2031)	03/14/2018	$ 12,420,000	$ 7,390,671	$ 6,437,681

Apex Credit CLO 2019 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.46%, maturity April 18, 2032)	05/13/2019	17,500,000	13,563,644	11,463,488

Apex Credit CLO 2019-II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 30.58%, maturity October 25, 2032)	10/27/2020	4,500,000	2,643,693	2,920,907

Arch Street CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity October 20, 2028)	03/20/2019	5,250,000	2,770,837	1,470,000

Ares XXVII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.34%, maturity July 28, 2029)	03/06/2019	17,000,000	7,758,537	6,221,867

Ares XXXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.37%, maturity October 15, 2030)	02/12/2019	25,000,000	15,563,595	14,094,760

Ares XL CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.23%, maturity January 15, 2029)	11/30/2017	37,433,000	17,226,250	14,454,121

Ares XLII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.21%, maturity January 22, 2028)	06/23/2021	21,910,000	10,527,141	10,470,887

Ares LVIII CLO Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 21.77%, maturity January 15, 2033)	11/20/2020	24,000,000	15,079,513	18,129,082

Atrium XV
CLO subordinated notes(5)(7)(11), (Estimated yield 18.69%, maturity January 23, 2031)	09/17/2019	21,000,000	14,843,859	14,910,000

Bain Capital Credit CLO 2018-2, Limited
CLO subordinated notes(5)(7), (Estimated yield 18.82%, maturity July 19, 2031)	05/14/2021	4,000,000	2,474,757	2,480,000

Barings CLO Ltd. 2021-1
CLO subordinated notes(5)(7)(9), (Estimated yield 21.68%, maturity April 25, 2034)	03/04/2021	5,400,000	4,558,760	4,752,000

Battalion CLO VI Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity October 17, 2026)	01/24/2018	5,000,000	400,486	60,000

Battalion CLO VII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 17, 2028)	07/03/2018	26,900,000	13,021,695	9,684,000

Benefit Street Partners CLO V Ltd.
CLO preference shares (5)(7)(10), (Estimated yield 0.00%, maturity October 20, 2026)	07/27/2015	11,500,000	594,619	333,500

BlueMountain Fuji US CLO II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.95%, maturity October 20, 2030)	02/13/2020	25,928,606	14,321,904	16,075,736

BlueMountain CLO 2015-4 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 52.74%, maturity April 20, 2030)	07/22/2020	7,644,700	3,591,913	4,510,373

BlueMountain CLO 2016-3 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 30.84%, maturity November 15, 2030)	08/18/2020	7,697,500	4,132,609	4,695,475

BlueMountain CLO 2018-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.30%, maturity July 30, 2030)	01/14/2020	13,000,000	6,899,289	5,850,000

BlueMountain CLO 2018-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 37.22%, maturity October 25, 2030)	06/11/2020	19,325,000	9,065,703	10,435,500

B&M CLO 2014-1 LTD
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity April 16, 2026)	10/30/2014	22,000,000	1,872,796	2,200

Carlyle Global Market Strategies CLO 2013-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity January 18, 2029)	03/19/2013	16,098,067	7,796,649	5,213,305

Carlyle Global Market Strategies CLO 2014-5, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.34%, maturity July 15, 2031)	03/27/2019	7,134,333	3,647,534	2,925,077

Carlyle US CLO 2017-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.69%, maturity April 20, 2031)	01/27/2021	4,425,000	2,422,277	2,433,750

Carlye US CLO 2020-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 21.73%, maturity October 25, 2031)	10/21/2020	17,225,000	11,181,414	12,918,750

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2021
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)

Carlyle US CLO 2021-B, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 13.95%, maturity February 05, 2023)	02/09/2021	$ 20,625,000	$ 20,625,000	$ 20,625,000

Cathedral Lake CLO 2013, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 3.91%, maturity October 15, 2029)	05/31/2018	6,350,000	2,354,252	1,270,000

Cathedral Lake II, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 16, 2029)	05/31/2018	14,862,200	7,770,177	4,458,660

Cedar Funding XI CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.86%, maturity May 29, 2032)	10/27/2020	11,250,000	5,955,531	8,760,938

CIFC Funding 2014-III, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 8.09%, maturity October 22, 2031)	03/06/2018	18,225,000	9,129,302	7,290,000

Crestline Denali CLO XVI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.46%, maturity January 20, 2030)	06/10/2021	23,000,000	13,314,361	13,144,500

Dryden 33 Senior Loan Fund
CLO subordinated notes(5)(7)(11), (Estimated yield 28.47%, maturity April 15, 2029)	11/18/2020	9,600,000	4,017,572	4,992,000

East West Investment Management CLO 2019-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 20, 2033)	11/20/2019	13,212,500	11,369,159	12,089,438

Eaton Vance CLO 2014-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.05%, maturity July 15, 2030)	01/15/2021	10,050,000	5,127,551	5,118,011

Elevation CLO 2015-4, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity April 18, 2027)	09/05/2019	19,350,000	1,918,474	2,205,900

Elevation CLO 2020-11, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.41%, maturity April 15, 2033)	02/21/2020	24,000,000	21,179,741	20,640,000

Elevation CLO 2021-12, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 22.81%, maturity April 20, 2032)	02/11/2021	27,190,000	20,496,733	20,936,300

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 18, 2029)	06/19/2020	20,000,000	6,993,933	7,000,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2021
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Jamestown CLO IV, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity July 15, 2026)	11/16/2017	$ 9,500,000	$ 1,855,668	$ 266,000

KVK CLO 2013-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 31.53%, maturity January 14, 2028)	09/22/2020	3,950,000	892,680	967,750

Longfellow Place CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity April 15, 2029)	01/11/2018	19,640,000	6,703,769	1,475,708

Madison Park Funding XIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 19, 2030)	09/17/2019	21,250,000	9,869,883	9,775,000

Madison Park Funding XV, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 22.35%, maturity January 27, 2026)	03/07/2019	34,300,000	1,861,555	6,379,800

Madison Park Funding XXIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.22%, maturity October 20, 2029)	03/28/2019	3,568,750	2,265,688	1,962,813

Madison Park Funding XXX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.73%, maturity April 15, 2047)	02/23/2018	17,550,000	12,769,081	11,044,109

Madison Park Funding XXXVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.69%, maturity July 15, 2032)	04/08/2021	2,500,000	2,240,216	2,215,071

Madison Park Funding XXXVIII, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 18.71%, maturity July 17, 2034)	05/14/2021	21,250,000	18,325,756	19,550,000

Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)
CLO subordinated notes(5)(7), (Estimated yield 20.55%, maturity April 22, 2027)	10/08/2015	34,762,500	16,418,762	17,033,625

Man GLG US CLO 2018-2 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 26.95%, maturity October 15, 2028)	02/18/2021	32,000,000	5,669,559	5,440,000

Marble Point CLO XI Ltd.
CLO income notes(5)(7), (Estimated yield 7.34%, maturity December 18, 2047)	05/07/2019	8,500,000	4,883,167	3,400,000

Midocean Credit CLO II
CLO income notes(5)(7), (Estimated yield 27.07%, maturity January 29, 2030)	06/17/2021	13,600,000	3,723,871	3,706,000

Midocean Credit CLO III
CLO income notes(5)(7), (Estimated yield 0.00%, maturity April 21, 2031)	04/24/2019	16,650,000	7,356,303	2,331,000

Midocean Credit CLO VI
CLO income notes(5)(7), (Estimated yield 17.25%, maturity April 20, 2033)	11/08/2016	29,700,000	24,772,272	20,790,000

Mountain Hawk II CLO, Ltd.
CLO secured notes (5)(7)(10), (Estimated yield 0.00%, maturity July 20, 2024)	11/15/2013	25,670,000	3,277,699	-

Mountain View CLO 2014-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 15, 2026)	08/08/2018	15,000,000	2,506,803	1,500

Nassau 2017-II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 15, 2030)	09/17/2019	24,400,000	13,328,697	9,272,000

NorthWoods Capital XIV-B, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.38%, maturity November 13, 2031)	12/18/2019	4,250,000	2,531,049	2,125,000

Neuberger Berman CLO XVI-S, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 22.58%, maturity April 15, 2034)	03/04/2021	5,000,000	4,561,856	4,800,000

Nyack Park CLO, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 13.69%, maturity February 05, 2022)	02/11/2021	17,000,000	17,000,000	17,000,000

Ocean Trails CLO VI
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 15, 2028)	10/30/2018	4,000,000	2,941,265	1,951,532

Ocean Trails CLO VII
CLO subordinated notes(5)(7)(11), (Estimated yield 50.49%, maturity April 17, 2030)	10/21/2020	5,000,000	2,095,836	2,800,000

Octagon Investment Partners XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.86%, maturity January 25, 2031)	05/18/2021	2,570,100	903,335	950,937

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2021
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Octagon Investment Partners XXII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 22, 2030)	06/07/2018	$ 15,000,000	$ 7,471,594	$ 7,020,000

Octagon Investment Partners 40, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.97%, maturity April 20, 2031)	02/14/2019	36,000,000	30,136,649	28,440,000

Octagon 57, Ltd.
CLO subordinated notes(4)(5)(7)(11), (Estimated yield 16.50%, maturity April 28, 2023)	05/12/2021	3,187,500	3,187,500	3,187,500

OFSI Fund VII, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity October 18, 2026)	08/05/2014	28,840,000	11,615,625	259,560

OFSI BSL VIII, Ltd.
CLO preferred shares(5)(7), (Estimated yield 0.00%, maturity August 16, 2029)	04/26/2019	8,500,000	5,150,308	3,315,000

OHA Loan Funding 2012-1, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity January 23, 2027)	04/03/2019	7,400,000	-	29,600

OZLM Funding III, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity January 22, 2029)	08/24/2018	12,000,000	2,241,406	444,000

OZLM VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 4.82%, maturity July 17, 2029)	01/29/2020	21,891,673	5,604,000	3,502,668

OZLM XIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 30, 2027)	03/19/2018	27,000,000	10,366,338	5,400,000

OZLM XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 15, 2029)	12/07/2015	31,810,472	14,148,774	16,611,490

Park Avenue Institutional Advisers CLO Ltd 2018-1
CLO subordinated notes(5)(7), (Estimated yield 12.56%, maturity October 20, 2031)	10/11/2019	3,000,000	2,202,687	2,025,000

Point Au Roche Park CLO, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 17.29%, maturity July 20, 2034)	05/28/2021	16,320,000	13,879,107	13,756,177

PPM CLO 2 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.07%, maturity April 16, 2032)	12/22/2020	7,000,000	3,918,047	4,760,000

Race Point IX CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 28.50%, maturity October 15, 2030)	06/23/2021	2,394,474	897,513	891,942

Regatta XVIII Funding Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 23.62%, maturity January 15, 2034)	02/18/2021	28,886,856	24,185,374	27,803,599

Rockford Tower CLO 2019-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.48%, maturity August 20, 2032)	09/11/2020	5,000,000	3,248,111	3,750,000

Rockland Park CLO, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 17.83%, maturity April 20, 2034)	04/26/2021	28,750,000	22,823,509	22,137,500

Shackleton 2013-IV-R CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 30.25%, maturity April 13, 2031)	08/14/2018	24,500,000	10,686,667	11,070,003

Shackleton 2014-V-R CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 23.84%, maturity May 07, 2031)	09/17/2019	20,750,000	10,980,549	10,997,500

Sound Point CLO V-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.68%, maturity July 18, 2031)	05/04/2021	37,500,000	8,768,437	8,625,000

Sound Point CLO VI-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 3.86%, maturity October 20, 2031)	05/01/2018	24,656,983	8,429,254	5,424,536

Sound Point CLO XIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.82%, maturity April 15, 2031)	06/17/2021	5,750,000	3,193,055	3,167,379

Telos CLO 2013-3, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 17, 2026)	01/25/2013	14,332,210	6,296,614	716,611

Telos CLO 2013-4, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity January 17, 2030)	07/11/2013	14,350,000	6,229,507	2,635,907

Telos CLO 2014-6, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 17, 2027)	11/08/2017	21,400,000	9,166,640	1,926,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2021
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity April 18, 2036)	02/02/2017	$ 14,200,000	$ 9,277,465	$ 8,520,000

THL Credit Wind River 2017-4 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.62%, maturity November 20, 2030)	10/30/2018	7,000,000	5,685,724	5,390,000

Wind River 2021-2 CLO Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 19.54%, maturity July 20, 2034)	05/14/2021	30,700,000	24,023,907	27,016,000

Tralee CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 20, 2029)	06/06/2018	6,300,000	2,151,851	630,000

Tralee CLO IV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 20, 2030)	12/21/2017	13,270,000	8,857,960	3,981,000

Venture XV CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 15, 2032)	01/31/2018	9,450,126	5,388,474	2,102,653

Venture XVII CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2027)	01/09/2017	17,000,000	8,425,620	1,988,721

Venture XX CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2027)	07/27/2018	7,200,000	2,486,811	1,224,000

Venture XXI CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 15, 2027)	08/16/2017	30,000,000	15,524,549	3,600,000

Venture XXV CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 59.13%, maturity April 20, 2029)	09/25/2020	13,750,000	4,122,759	6,239,750

Venture 37 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 13.08%, maturity July 15, 2032)	05/28/2019	8,500,000	6,651,319	5,642,300

Venture 40 CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 23.79%, maturity November 24, 2031)	10/16/2020	17,580,000	14,186,911	15,118,800

Venture 42 CLO, Limited
CLO subordinated notes(5)(7)(9), (Estimated yield 21.21%, maturity April 15, 2034)	03/15/2021	12,000,000	10,285,248	9,720,000

Vibrant CLO III, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 31.27%, maturity October 20, 2031)	02/05/2019	26,250,000	10,200,987	12,140,625

Vibrant CLO VIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 25.76%, maturity January 20, 2031)	11/30/2020	5,000,000	2,571,699	2,500,000

Wellfleet 2016-2 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 20, 2028)	09/28/2016	10,000,000	6,695,611	4,600,000

Wellfleet CLO X, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 21.49%, maturity July 20, 2032)	12/03/2020	7,310,000	4,594,899	5,482,500

West CLO 2014-1, Ltd.
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 0.00%, maturity July 18, 2026)	11/16/2018	20,250,000	1,873,859	749,250

ZAIS CLO 7, Limited
CLO subordinated notes(5)(7), (Estimated yield 34.17%, maturity April 15, 2030)	06/29/2021	10,900,000	4,067,853	4,087,500

Zais CLO 8, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2029)	02/23/2018	3,000,000	2,000,689	1,080,000

Zais CLO 9, Limited
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 20, 2031)	06/19/2018	12,700,000	9,329,851	5,461,000

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2021
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
York CLO-5 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.57%, maturity October 22, 2031)	05/20/2021	$ 21,500,000	$ 13,240,803	$ 12,900,000

Other CLO equity related investments
CLO other(8)	Various(16)		6,164,256	7,651,106
Total Structured Finance - Equity Investments			$ 975,166,873	$ 876,105,110	123.01%
Total Collateralized Loan Obligation - Equity Investments			$ 975,166,873	$ 876,105,110	123.01%

Total Investments			$ 1,002,678,224	$ 904,332,835	126.97%

Cash Equivalents

First American Government Obligations Fund(12)			$ 47,390,139	$ 47,390,139

Total Cash Equivalents			$ 47,390,139	$ 47,390,139	6.65%

Total Investments and Cash Equivalents			$ 1,050,068,363	$ 951,722,974	133.62%

(1)
Oxford Lane Capital Corp. (“OXLC”, “We”, “Our”) does not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2)	Fair value is determined in good faith by the Board of Directors of the Fund.
(3)	Cost value reflects accretion of original issue discount or market discount.
(4)	The subordinated shares represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(5)	Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6)	The CLO secured notes generally bear interest at a rate determined by reference to three-month LIBOR which resets quarterly. For each CLO debt investment, the rate provided is as of June 30, 2021.
(7)	The CLO subordinated notes, preferred shares and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8)	Fair value represents discounted cash flows associated with fees earned from CLO equity investments.
(9)
Investment has not made inaugural distribution for relevant period end. Please refer to "Note 2. Summary of Significant Accounting Policies - Investment Income." in OXLC's most recently filed Form N-CSR for the year ended March 31, 2021.

(10)
The CLO equity investment was optionally redeemed. Please refer to "Note 2. Summary of Significant Accounting Policies - Securities Transactions." in OXLC's most recently filed Form N-CSR for the year ended March 31, 2021.

(11)	Investment is co-invested with the Fund’s affiliates. See “Note 4. Related Party Transactions.” in OXLC's most recently filed Form N-CSR for the year ended March 31, 2021.
(12)	Represents cash equivalents held in a money market account as of June 30, 2021.
(13)	The fair value of the investment was determined using significant unobservable inputs. See “Note 3. Fair Value.” in OXLC's most recently filed Form N-CSR for the year ended March 31, 2021.
(14)	The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”).
Unless otherwise noted, all of the Fund's investments are deemed to be “restricted securities” under the Securities Act.
(15)	Acquisition date represents the initial date of purchase.
(16)	Acquisition date includes multiple investments purchased from August 2014 through June 30, 2021.
(17)	Investment represents greater than 5% of net assets.